GENWORTH VARIABLE INSURANCE TRUST

SUPPLEMENT TO THE PROSPECTUS
DATED AUGUST 25, 2008

The date of this Supplement is March 18, 2009

1. The first sentence of the third paragraph under the caption “Genworth Legg Mason Partners Aggressive Growth Fund—Principal Strategies,” on page 10, is deleted in its entirety and replaced with the following:

The Fund may invest up to 25% of its net assets (at the time of investment) in foreign securities.

2. The second paragraph under the caption “FUND MANAGEMENT—THE SUBADVISORS—Pacific Investment Management Company LLC,” on page 22, is deleted in its entirety and replaced with the following:

Changhong Zhu, a managing director and primary portfolio manager for various accounts at PIMCO, is responsible for the day-to-day management of the Fund’s portfolio. Mr. Zhu joined PIMCO as a portfolio manager in 1999, and is currently PIMCO’s derivatives specialist, a member of the government, global and global Libor plus teams, and a member of the PIMCO investment committee.

Please retain this Supplement with your Prospectus for future reference.

GENWORTH VARIABLE INSURANCE TRUST

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED AUGUST 25, 2008

The date of this Supplement is March 18, 2009

1. The paragraph and corresponding table under the caption “PORTFOLIO MANAGERS—DESCRIPTION OF COMPENSATION STRUCTURE—PIMCO—Other Accounts Managed,” on page B-8 of Appendix B to the Statement of Additional Information, are deleted in their entirety and replaced with the following:

Changhong Zhu is primarily responsible for managing the portfolio of the Genworth PIMCO StocksPLUS Fund. In addition to the Genworth PIMCO StocksPLUS Fund, Mr. Zhu also manages the following accounts as of December 31, 2008:

			Accounts with
	Total Accounts		Performance Fees
Other Accounts		Assets (in millions)		Assets (in millions)
	Number		Number

Changhong Zhu
Registered Investment Companies	0	$ 0	0	$ 0
Other Pooled Investment Vehicles	38	$ 6,023.30	9	$ 2,417.71
Other Accounts	34	$ 12,796.09	16	$ 2,883.04

2. The paragraph with the caption “APPENDIX B – PORTFOLIO MANAGERS—DESCRIPTION OF COMPENSATION STRUCTURE—PIMCO—Portfolio Manager Compensation—Retention Bonuses,” on page B-9 of Appendix B to the Statement of Additional Information, is deleted in its entirety.

3. The following paragraph is added immediately above the caption “APPENDIX B –PORTFOLIO MANAGERS—DESCRIPTION OF COMPENSATION STRUCTURE—PIMCO—Profit Sharing Plan,” on page B-10 of Appendix B to the Statement of Additional Information:

Key employees of PIMCO, including certain Managing Directors, Executive Vice Presidents, and Senior Vice Presidents, are eligible to participate in the PIMCO Class M Unit Equity Participation Plan, a long-term equity plan. The Class M Unit Equity Participation Plan grants options on PIMCO equity that vest in years three, four and five. Upon vesting, the options will convert into PIMCO M Units, which are non-voting common equity of PIMCO. M Units pay out quarterly distributions equal to a pro-rata share of PIMCO’s net profits. There is no assured liquidity and they may remain outstanding perpetually.

4. The term “Managing Director Compensation Committee” within the paragraph next to the caption “APPENDIX B – PORTFOLIO MANAGERS—DESCRIPTION OF COMPENSATION STRUCTURE—PIMCO—Profit Sharing Plan,” on page B-10 of Appendix B to the Statement of Additional Information, is revised to state “Partner Compensation Committee.”

5. The last sentence of the paragraph next to the caption “APPENDIX B – PORTFOLIO MANAGERS—DESCRIPTION OF COMPENSATION STRUCTURE—PIMCO—Portfolio Manager Compensation—Profit Sharing Plan,” on page B-10 of Appendix B to the Statement of Additional Information, is deleted in its entirety.

6. The paragraph with the caption “APPENDIX B – PORTFOLIO MANAGERS—DESCRIPTION OF COMPENSATION STRUCTURE—PIMCO—Portfolio Manager Compensation—Allianz Transaction Related Compensation” and the paragraph that immediately follows, on page B-10 of Appendix B to the Statement of Additional Information, are deleted in their entirety.

Please retain this Supplement with your SAI for future reference.